CLASSIFICATION OF FINANCIAL ASSETS AND FINANCIAL LIABILITIES	12 Months Ended
Dec. 31, 2018
CLASSIFICATION OF FINANCIAL ASSETS AND FINANCIAL LIABILITIES
CLASSIFICATION OF FINANCIAL ASSETS AND FINANCIAL LIABILITIES

 NOTE 6 – CLASSIFICATION OF FINANCIAL ASSETS AND FINANCIAL LIABILITIES

See accounting policies in Notes 2(2.6).

The following table provides a reconciliation of gross amount between line items in the statement of financial position and categories of financial instruments.

		Mandatorily		FVOCI –		FVOCI –				Total
		at		debt		equity		Amortized		carrying
December 31, 2018	Note	FVTPL		instruments		instruments		Cost		amount
Cash and cash equivalents	7	Ps.	—	Ps.	—	Ps.	—	Ps.	28,401,283	Ps.	28,401,283
Trading assets	8		7,204,312		—		—		—		7,204,312
Debt securities			3,762,978		—		—		—		3,762,978
Equity securities			2,672,648		—		—		—		2,672,648
Derivative assets			768,686		—		—		—		768,686
Investment securities	9		31,256		18,935,757		1,090,601		2,972,616		23,030,230
Measured at fair value			31,256		18,935,757		1,090,601		—		20,057,614
Measured at amortized cost			—		—		—		2,972,616		2,972,616
Loans	11		—		—		—		176,881,841		176,881,841
Other accounts receivable	12		2,488,414		—		—		7,069,120		9,557,534
Measured at fair value			2,488,414		—		—		—		2,488,414
Measured at amortized cost			—		—		—		7,069,120		7,069,120
Hedging derivative assets	10		30,138		—		—		—		30,138
Total financial assets		Ps.	9,754,120	Ps.	18,935,757	Ps.	1,090,601	Ps.	215,324,860	Ps.	245,105,338

		Mandatorily		FVOCI –		FVOCI –				Total
		at		debt		equity		Amortized		carrying
December 31, 2018	Note	FVTPL		instruments		instruments		Cost		amount
Trading liabilities
Derivative liabilities	8	Ps.	811,305	Ps.	—	Ps.	—	Ps.	—	Ps.	811,305
Hedging derivative liabilities	10		195,539		—		—		—		195,539
Customer deposits	20		—		—		—		164,359,451		164,359,451
Financial obligations	21		—		—		—		51,211,990		51,211,990
Total financial liabilities		Ps.	1,006,844	Ps.	—	Ps.	—	Ps.	215,571,441	Ps.	216,578,285

			Designated								Other		Total
			at		Held-to-		Loans and		Available-		amortized		carrying
December 31, 2017 (1)	Trading		FVTPL		maturity		receivables		for-sale		cost		amount
Cash and cash equivalents	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	22,336,838	Ps.	22,336,838
Trading assets		5,128,088		—		—		—		—		—		5,128,088
Debt securities		2,650,536		—		—		—		—		—		2,650,536
Equity securities		2,149,160		—		—		—		—		—		2,149,160
Derivative assets		328,392		—		—		—		—		—		328,392
Investment securities		—		—		2,899,039		—		18,614,160		—		21,513,199
Debt securities		—		—		2,899,039		—		17,790,127		—		20,689,166
Investment equity securities		—		—		—		—		824,033		—		824,033
Loans and receivables		—		—		—		166,372,776		—		—		166,372,776
Other accounts receivable		—		2,282,611		—		—		—		4,466,134		6,748,745
Hedging derivative assets		—		55,261		—				—		—		55,261
Total financial assets	Ps.	5,128,088	Ps.	2,337,872	Ps.	2,899,039	Ps.	166,372,776	Ps.	18,614,160	Ps.	26,802,972	Ps.	222,154,907

			Designated								Other		Total
			at		Held-to-		Loans and		Available-		amortized		carrying
December 31, 2017 (1)	Trading		FVTPL		maturity		receivables		for-sale		cost		amount
Derivative liabilities held for trading	Ps.	298,665	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	298,665
Hedging derivative liabilities		—		13,464		—		—		—		—		13,464
Customer deposits		—		—		—		—		—		154,885,224		154,885,224
Financial obligations		—		—		—		—		—		45,276,036		45,276,036
Total financial liabilities	Ps.	298,665	Ps.	13,464	Ps.	—	Ps.	—	Ps.	—	Ps.	200,161,260	Ps.	200,473,389
(1)	Grupo Aval has initially adopted IFRS 15 and IFRS 9 as of January 1, 2018. According to the transition methods chosen, comparative information is not restated. See Notes 2 (2.5) (B).